UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q

JUNE 30, 2015

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 88.4%
CONSUMER DISCRETIONARY - 13.3%
Automobiles - 0.3%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	1,140,000		$1,245,450

Diversified Consumer Services - 0.5%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,280,000		1,478,400
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	920,000		961,400

Total Diversified Consumer Services					2,439,800

Hotels, Restaurants & Leisure - 2.8%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,706,205		1,600,762	(a)(b)(c)(d)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,000,000		1,055,000	(a)
CCM Merger Inc., Senior Notes	9.125%	5/1/19	1,710,000		1,838,250	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	2,090,000		2,084,775
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	1,320,000		1,267,200	(a)
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	445,000		2,247	(a)(e)(g)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	1,200,000		1,266,000	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	750,000		780,000	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	3,598,000		3,876,845	(a)

Total Hotels, Restaurants & Leisure					13,771,079

Household Durables - 1.7%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,980,000		2,066,625	(a)(b)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	1,650,000		1,670,625	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	1,520,000		1,649,200
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	1,190,000		1,237,600
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	2,020,000		1,919,000	(a)

Total Household Durables					8,543,050

Media - 6.1%
AMC Entertainment Inc., Senior Subordinated Notes	5.750%	6/15/25	1,020,000		1,002,150	(a)
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	530,000		561,588
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	450,000		462,938
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	500,000		528,750
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,085,000		1,205,978
DISH DBS Corp., Senior Notes	6.750%	6/1/21	2,020,000		2,110,900
DISH DBS Corp., Senior Notes	5.000%	3/15/23	70,000		64,925
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,860,000		2,754,537
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,380,000		1,400,700	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	1,570,000		1,269,737
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,703,570		1,482,106	(a)(b)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	2,710,000		2,677,819	(a)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	2,330,000		2,297,962	(a)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,490,000		1,771,002
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	678,000		798,047
Tribune Media Co., Senior Notes	5.875%	7/15/22	760,000		767,600	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	1,320,000		1,394,250	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	217,000		230,291	(a)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	2,030,000	EUR	2,438,538	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,890,000		2,998,375	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	2,000,000		2,037,500	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	200,000		200,500	(a)

Total Media					30,456,193

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Multiline Retail - 0.4%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	330,000	$333,300
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	1,530,000	1,650,488	(a)(b)

Total Multiline Retail				1,983,788

Specialty Retail - 1.4%
American Greetings Corp., Senior Notes	7.375%	12/1/21	1,220,000	1,285,575
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	3,530,000	3,247,600	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	730,000	770,150	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	1,710,000	1,735,650	(a)(b)

Total Specialty Retail				7,038,975

Textiles, Apparel & Luxury Goods - 0.1%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	810,000	648,000	(a)

TOTAL CONSUMER DISCRETIONARY				66,126,335

CONSUMER STAPLES - 3.8%
Beverages - 0.8%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,370,000	1,349,450	(a)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	1,120,000	1,164,800	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,230,000	1,445,250	(a)

Total Beverages				3,959,500

Food & Staples Retailing - 0.6%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,900,000	1,897,625	(a)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,180,000	1,239,000	(a)

Total Food & Staples Retailing				3,136,625

Food Products - 1.3%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	1,290,000	1,306,125	(a)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	1,010,000	969,600	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	1,630,000	1,650,375	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	2,630,000	2,426,175	(a)

Total Food Products				6,352,275

Household Products - 0.7%
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	580,000	620,600
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	440,000	463,100	(a)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,530,000	1,560,600	(a)
Sun Products Corp., Senior Notes	7.750%	3/15/21	670,000	608,025	(a)

Total Household Products				3,252,325

Tobacco - 0.4%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	2,370,000	2,082,637

TOTAL CONSUMER STAPLES				18,783,362

ENERGY - 14.7%
Energy Equipment & Services - 2.0%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	1,340,000	1,299,800
CGG, Senior Notes	7.750%	5/15/17	138,000	134,550
CGG, Senior Notes	6.500%	6/1/21	1,470,000	1,227,450
CGG, Senior Notes	6.875%	1/15/22	200,000	167,000
FTS International Inc., Senior Secured Bonds	6.250%	5/1/22	1,130,000	836,200
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	1,240,000	933,100
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	1,100,000	385,000	(a)(c)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	2,470,000	870,675	(a)(c)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	520,000	309,400

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Energy Equipment & Services - (continued)
Parker Drilling Co., Senior Notes	7.500%	8/1/20	1,680,000	$1,537,200
SESI LLC, Senior Notes	7.125%	12/15/21	1,320,000	1,405,800
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	1,390,000	986,900	(a)

Total Energy Equipment & Services				10,093,075

Oil, Gas & Consumable Fuels - 12.7%
American Energy-Permian Basin LLC/AEPB Finance Corp., Secured Notes	8.000%	6/15/20	1,040,000	1,024,400	(a)
Approach Resources Inc., Senior Notes	7.000%	6/15/21	1,090,000	986,450
Arch Coal Inc., Senior Notes	7.250%	6/15/21	1,880,000	272,600
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	800,000	628,000
California Resources Corp., Senior Notes	5.500%	9/15/21	990,000	866,448
California Resources Corp., Senior Notes	6.000%	11/15/24	4,010,000	3,468,650
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	2,310,000	2,286,900
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	360,000	369,000
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	960,000	1,015,200
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	550,000	539,000
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	1,860,000	1,692,600
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	2,610,000	1,115,775
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	1,570,000	1,609,250
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	8.125%	9/15/23	600,000	621,750	(a)
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	680,000	714,000	(f)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	1,450,000	1,459,062	(a)
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.750%	2/1/22	162,000	172,125
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	3,940,000	3,802,100	(a)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	1,230,000	1,219,238	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	3,150,000	2,134,125
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	3,330,000	2,206,125
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	1,040,000	1,190,618
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	2,500,000	2,063,025
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	550,000	453,750	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	3,710,000	3,339,000
MEG Energy Corp., Senior Notes	6.375%	1/30/23	2,620,000	2,436,600	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	1,690,000	422,500	(c)(g)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	4,660,000	3,926,050	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	1,570,000	1,397,300
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	12.250%	5/15/19	1,310,000	766,350
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	1,030,000	1,050,281	(a)
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	1,300,000	1,213,368
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	700,000	576,002
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	930,000	130,200	(g)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,250,000	1,246,875
Rice Energy Inc., Senior Notes	7.250%	5/1/23	210,000	216,300	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	2,730,000	2,805,075	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	1,440,000	90,000
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	5,200,000	4,680,000
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	930,000	832,350	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.625%	10/1/20	470,000	491,150	(a)
Tennessee Gas Pipeline Co., Senior Notes	8.375%	6/15/32	3,270,000	3,940,062
Whiting Canadian Holding Co. ULC, Senior Notes	8.125%	12/1/19	1,390,000	1,462,106

Total Oil, Gas & Consumable Fuels				62,931,760

TOTAL ENERGY				73,024,835

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 12.5%
Banks - 5.1%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	810,000		$839,363	(f)(h)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,930,000		2,563,082	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,000,000		2,281,350
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	420,000		444,343	(f)(h)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	650,000		635,375	(f)(h)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	180,000		173,961	(f)(h)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	1,660,000		1,933,900	(a)(f)(h)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	700,000		721,800	(a)(f)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	790,000		792,963	(f)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	1,070,000		1,078,025	(f)(h)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	2,680,000		2,686,708	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	630,000		626,850	(f)(h)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	800,000		803,800	(f)(h)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,790,000		1,830,275	(h)
Novo Banco SA, Senior Notes	5.875%	11/9/15	500,000	EUR	558,818	(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,210,000		1,512,500	(f)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,470,000		1,565,421
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	390,000		457,005
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	2,480,000	AUD	2,190,425	(f)(i)
Santander Issuances SAU, Notes	5.911%	6/20/16	1,100,000		1,141,921	(a)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	580,000		594,529	(f)(h)

Total Banks					25,432,414

Capital Markets - 1.3%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	4,000,000		3,847,000	(a)(f)(h)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,210,000		1,423,634
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000		1,004,342	(a)

Total Capital Markets					6,274,976

Consumer Finance - 0.9%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	1,133,000		1,336,940
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,110,000		1,236,318
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,150,000		1,285,125
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	570,000		470,250	(a)

Total Consumer Finance					4,328,633

Diversified Financial Services - 2.3%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	2,530,000		2,656,500	(a)
International Lease Finance Corp., Senior Notes	8.625%	9/15/15	820,000		831,275
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	100,000		109,661
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	4,200,000		4,704,000
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	1,860,000		2,213,400
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	1,000,000		1,027,770	(a)(f)

Total Diversified Financial Services					11,542,606

Insurance - 1.1%
CNO Financial Group Inc., Senior Notes	4.500%	5/30/20	210,000		213,675
CNO Financial Group Inc., Senior Notes	5.250%	5/30/25	1,710,000		1,741,977
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	850,000		888,250	(a)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	940,000		834,541
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	900,000		1,068,750	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	650,000		818,025	(a)

Total Insurance					5,565,218

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 1.8%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	800,000	$674,000
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	2,870,000	2,717,546
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	1,800,000	1,773,000	(a)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,610,000	1,706,600	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	2,130,000	2,268,450	(a)

Total Real Estate Management & Development				9,139,596

TOTAL FINANCIALS				62,283,443

HEALTH CARE - 7.7%
Health Care Equipment & Supplies - 1.5%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	2,330,000	2,297,963	(a)(b)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	290,000	298,700	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,850,000	1,910,125	(a)
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	2,970,000	3,061,327

Total Health Care Equipment & Supplies				7,568,115

Health Care Providers & Services - 4.2%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	864,000	948,240
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	720,000	745,200
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	2,390,000	2,524,437
Fresenius Medical Care U.S. Finance Inc., Senior Notes	6.500%	9/15/18	280,000	309,400	(a)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	2,060,000	2,064,583	(a)
HCA Inc., Debentures	7.500%	11/15/95	3,920,000	3,900,400
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	2,580,000	2,676,750
Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Notes	9.500%	12/1/19	530,000	565,775	(a)
Kindred Healthcare Inc., Senior Secured Notes	8.750%	1/15/23	400,000	436,000	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,480,000	1,622,080
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	1,560,000	1,593,150	(a)
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	1,330,000	1,421,438
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	2,160,000	2,008,800

Total Health Care Providers & Services				20,816,253

Pharmaceuticals - 2.0%
Concordia Healthcare Corp., Senior Notes	7.000%	4/15/23	800,000	802,000	(a)
DPx Holdings BV, Senior Notes	7.500%	2/1/22	980,000	1,025,325	(a)
Endo Finance LLC/Endo Ltd./Endo Finco Inc., Senior Notes	6.000%	7/15/23	1,690,000	1,730,138	(a)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	2,610,000	2,655,675	(a)(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	3,310,000	3,413,437	(a)

Total Pharmaceuticals				9,626,575

TOTAL HEALTH CARE				38,010,943

INDUSTRIALS - 12.7%
Aerospace & Defense - 1.0%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	760,000	813,200
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	2,330,000	2,196,025	(a)
Ducommun Inc., Senior Notes	9.750%	7/15/18	1,010,000	1,064,388
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	710,000	711,775

Total Aerospace & Defense				4,785,388

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Air Freight & Logistics - 0.9%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	990,000		$935,550	(a)
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	1,910,000		2,048,188	(a)
XPO Logistics Inc., Senior Notes	5.750%	6/15/21	190,000	EUR	209,185	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,050,000		1,030,313	(a)

Total Air Freight & Logistics					4,223,236

Airlines - 0.5%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	560,000		589,344	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	558,148		595,823	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	84,457		92,903
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	5.500%	10/29/20	395,998		412,828
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	585,603		671,980
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	286,615		312,410

Total Airlines					2,675,288

Building Products - 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	1,460,000		1,365,100	(a)
Building Materials Corp. of America, Senior Notes	6.750%	5/1/21	600,000		627,750	(a)

Total Building Products					1,992,850

Commercial Services & Supplies - 2.0%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	800,000		772,000	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	860,000		921,972	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	3,280,000		3,181,600
United Rentals North America Inc., Senior Notes	8.250%	2/1/21	374,000		401,582
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	2,608,000		2,836,200
West Corp., Senior Notes	5.375%	7/15/22	1,800,000		1,689,750	(a)

Total Commercial Services & Supplies					9,803,104

Construction & Engineering - 1.4%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	1,240,000		1,047,800	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,250,000		1,312,500	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,580,000		1,453,600	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,870,000		1,818,575	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	1,510,000		1,313,700	(a)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	260,000		199,472	(a)

Total Construction & Engineering					7,145,647

Electrical Equipment - 0.4%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	1,020,000		1,058,250	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	930,000		943,950	(a)

Total Electrical Equipment					2,002,200

Industrial Conglomerates - 0.3%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	1,290,000		1,306,925

Machinery - 1.3%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	610,000		634,400	(a)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	2,820,000		2,939,850	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Machinery - (continued)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	1,260,000		$1,382,850
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	570,000	EUR	662,916	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	890,000		947,850	(a)

Total Machinery					6,567,866

Marine - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	2,170,000		2,145,587	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,240,000		1,097,400

Total Marine					3,242,987

Road & Rail - 2.1%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,290,000		1,315,800	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	260,000		247,650	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	3,280,000		3,296,400	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	2,450,000		2,278,500	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	1,280,000		1,004,800	(a)
Quality Distribution LLC/QD Capital Corp., Secured Notes	9.875%	11/1/18	2,173,000		2,289,799

Total Road & Rail					10,432,949

Trading Companies & Distributors - 0.6%
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	1,340,000		1,427,100	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,620,000		1,678,725

Total Trading Companies & Distributors					3,105,825

Transportation - 0.9%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	1,700,000		1,742,500	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,980,000		1,980,000	(a)(b)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	1,230,000		937,875	(a)

Total Transportation					4,660,375

Transportation Infrastructure - 0.2%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	870,000		864,563	(a)

TOTAL INDUSTRIALS					62,809,203

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.2%
CommScope Technologies Finance LLC, Senior Notes	6.000%	6/15/25	1,270,000		1,268,413	(a)

Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,340,000		1,353,400

Internet Software & Services - 0.4%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	710,000		726,863	(a)(b)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	1,070,000		1,219,800

Total Internet Software & Services					1,946,663

IT Services - 1.4%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	1,900,000		1,453,500	(a)
First Data Corp., Secured Notes	8.250%	1/15/21	860,000		909,450	(a)
First Data Corp., Senior Notes	12.625%	1/15/21	2,310,000		2,673,825
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	1,545,000		1,741,987

Total IT Services					6,778,762

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Software - 0.1%
Audatex North America Inc., Senior Notes	6.000%	6/15/21	720,000		$742,500	(a)

TOTAL INFORMATION TECHNOLOGY					12,089,738

MATERIALS - 8.2%
Chemicals - 0.9%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	470,000		474,700	(a)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	1,180,000		1,070,850
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	770,000		765,188	(a)(b)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	1,048,000	EUR	1,198,973	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	420,000	EUR	501,482	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	320,000	EUR	382,081	(i)

Total Chemicals					4,393,274

Construction Materials - 0.3%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	1,290,000		1,251,300	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	470,000		444,150	(a)

Total Construction Materials					1,695,450

Containers & Packaging - 2.5%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	1,350,185		1,404,192	(a)(b)
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	1,130,000		1,197,800	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.250%	1/31/19	480,000		490,800	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	2,170,000		2,289,350	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	2,150,000		2,225,250	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	1,380,000		1,380,000	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	2,560,000		2,547,200
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	1,030,000		1,028,713	(a)

Total Containers & Packaging					12,563,305

Metals & Mining - 3.8%
ArcelorMittal, Senior Bonds	6.125%	6/1/25	1,510,000		1,509,056
ArcelorMittal, Senior Notes	7.000%	2/25/22	340,000		368,050
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	1,900,000		1,786,000	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,020,000		869,550
Evraz Group SA, Notes	9.500%	4/24/18	100,000		103,471	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	100,000		103,471	(i)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	820,000		578,100	(a)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,210,000		2,287,350	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,570,000		78,500	(a)(c)(g)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	16,962		0	(c)(d)(j)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	1,280,000		1,184,000	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	2,260,000		2,209,150	(a)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	2,040,000		2,060,400
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	880,000		913,000	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	1,050,000	EUR	1,216,421	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	1,730,000		1,874,887	(a)(b)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	290,000		276,950	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	1,050,000		976,500
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	200,000		205,750	(a)

Total Metals & Mining					18,600,606

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paper & Forest Products - 0.7%
Appvion Inc., Secured Notes	9.000%	6/1/20	3,010,000		$1,911,350	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	1,060,000		969,900
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Bonds	11.750%	1/15/19	480,000		278,400
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	520,000		317,200

Total Paper & Forest Products					3,476,850

TOTAL MATERIALS					40,729,485

TELECOMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 5.2%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	129,000		129,645	(a)
CenturyLink Inc., Senior Notes	5.800%	3/15/22	2,190,000		2,099,663
CenturyLink Inc., Senior Notes	7.600%	9/15/39	1,360,000		1,239,300
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	4,090,000		3,637,032
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	2,750,000		2,729,375
Intelsat Luxembourg SA, Senior Bonds	8.125%	6/1/23	1,370,000		1,143,950
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	130,000		138,288
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	2,350,000		2,517,320
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	630,000		662,256
Level 3 Financing Inc., Senoir Notes	5.625%	2/1/23	1,350,000		1,368,563	(a)
Oi SA, Senior Notes	5.750%	2/10/22	2,160,000		1,881,900	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,830,000		2,006,935
Windstream Corp., Senior Notes	7.750%	10/1/21	1,070,000		984,400
Windstream Corp., Senior Notes	7.500%	6/1/22	5,860,000		5,171,450
Windstream Corp., Senior Notes	7.500%	4/1/23	310,000		272,025

Total Diversified Telecommunication Services					25,982,102

Wireless Telecommunication Services - 4.8%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	180,000	EUR	202,680	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	3,260,000		3,244,678	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,900,000		2,501,250
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,335,000		5,201,625
Sprint Communications Inc., Senior Notes	6.000%	12/1/16	200,000		205,875
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	2,770,000		3,134,975	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	2,860,000		2,796,508
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	560,000		587,714
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	2,000,000		2,052,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	130,000		140,442	(i)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,010,000		2,037,637	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	1,000,000		982,500	(i)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	590,000		579,675	(a)

Total Wireless Telecommunication Services					23,668,059

TOTAL TELECOMMUNICATION SERVICES					49,650,161

UTILITIES - 3.1%
Electric Utilities - 1.7%
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	221,549		221,549
NRG REMA LLC, Pass-Through Certificates	9.237%	7/2/17	453,761		477,584
NRG REMA LLC, Pass-Through Certificates	9.681%	7/2/26	2,820,000		3,038,550
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	4,200,000		4,725,000

Total Electric Utilities					8,462,683

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Gas Utilities - 0.0%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	60,000	$71,400

Independent Power and Renewable Electricity Producers - 1.4%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,139,000	1,235,815	(a)
Foresight Energy LLC/Foresight Energy Finance Corp., Senior Notes	7.875%	8/15/21	1,130,000	1,017,000	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	9.125%	6/30/17	71,465	75,396
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	3,303,832	3,564,009
TerraForm Power Operating LLC, Senior Notes	5.875%	2/1/23	1,040,000	1,060,800	(a)

Total Independent Power and Renewable Electricity Producers				6,953,020

TOTAL UTILITIES				15,487,103

TOTAL CORPORATE BONDS & NOTES (Cost - $444,756,561)				438,994,608

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust, 2004-HYB5 7A1 (Cost - $436,457)	2.420%	4/20/35	616,878	$551,236	(f)

CONVERTIBLE BONDS & NOTES - 0.3%
MATERIALS - 0.3%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	420,000	381,938

Metals & Mining - 0.2%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	1,183,939	870,195	(a)(b)(c)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,570,531)				1,252,133

SENIOR LOANS - 2.1%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,290,000	1,315,800	(k)(l)

Specialty Retail - 0.2%
Spencer Gifts LLC, 2nd Lien Term Loan	10.500%	11/12/21	1,100,000	1,111,000	(k)(l)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	827,925	766,866	(k)(l)

TOTAL CONSUMER DISCRETIONARY				3,193,666

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	550,000	559,625	(k)(l)

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	1,064,650	1,038,034	(k)(l)

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	—	10/15/22	1,020,000	1,008,576	(m)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,350,000	1,331,437	(k)(l)

TOTAL HEALTH CARE				2,340,013

MATERIALS - 0.2%
Chemicals - 0.2%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	979,232	1,009,221	(k)(l)

UTILITIES - 0.5%
Electric Utilities - 0.3%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	1,216,950	1,204,780	(k)(l)

Independent Power and Renewable Electricity Producers - 0.2%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	1,160,000	1,162,900	(k)(l)

TOTAL UTILITIES				2,367,680

TOTAL SENIOR LOANS (Cost - $10,390,069)				10,508,239

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY		SHARES	VALUE
COMMON STOCKS - 2.6%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co.		88,227	$1,324,287

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.		86,730	0	*(c)(d)(j)

TOTAL CONSUMER DISCRETIONARY			1,324,287

ENERGY - 0.6%
Energy Equipment & Services - 0.6%
KCAD Holdings I Ltd.		275,927,431	2,841,777	*(c)(d)

FINANCIALS - 1.0%
Banks - 1.0%
Citigroup Inc.		64,503	3,563,145
JPMorgan Chase & Co.		24,776	1,678,822

TOTAL FINANCIALS			5,241,967

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Physiotherapy Associates Holdings Inc.		16,100	1,336,300	*(c)(d)

INDUSTRIALS - 0.4%
Marine - 0.2%
DeepOcean Group Holding AS		106,322	812,768	*(c)(d)

Trading Companies & Distributors - 0.2%
H&E Equipment Services Inc.		54,510	1,088,565

TOTAL INDUSTRIALS			1,901,333

MATERIALS - 0.1%
Metals & Mining - 0.1%
Mirabela Nickel Ltd.		3,464,533	307,402	*

TOTAL COMMON STOCKS (Cost - $12,737,086)			12,953,066

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rex Energy Corp. (Cost - $1,186,250)	6.000%	16,600	808,212

PREFERRED STOCKS - 1.6%
FINANCIALS - 1.6%
Consumer Finance - 1.1%
GMAC Capital Trust I	8.125%	216,388	5,621,760	(f)

Diversified Financial Services - 0.5%
Citigroup Capital XIII	7.875%	92,250	2,394,810	(f)

TOTAL PREFERRED STOCKS (Cost - $7,794,546)			8,016,570

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.1%
Jack Cooper Holdings Corp.		12/15/17	2,184	$371,280	*(a)
Jack Cooper Holdings Corp.		5/6/18	1,018	173,060	*(a)

TOTAL WARRANTS (Cost - $55,657)				544,340

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $478,927,157)				473,628,404

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.8%
Repurchase Agreements - 2.8%
Deutsche Bank Securities Inc. repurchase agreement dated 6/30/15; Proceeds at maturity - $13,800,038; (Fully collateralized by U.S. government obligations, 0.750% due 2/15/45; Market value - $14,076,000) (Cost - $13,800,000)	0.100%	7/1/15	13,800,000	13,800,000

TOTAL INVESTMENTS - 98.2% (Cost - $492,727,157#)				487,428,404
Other Assets in Excess of Liabilities - 1.8%				9,169,057

TOTAL NET ASSETS - 100.0%				$496,597,461

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Illiquid security.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	The maturity principal is currently in default as of June 30, 2015.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	The coupon payment on these securities is currently in default as of June 30, 2015.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(j)	Value is less than $1.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of June 30, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
DIP	— Debtor-in-Possession
EUR	— Euro
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$64,525,573	$1,600,762		$66,126,335
Industrials	—	62,137,223	671,980		62,809,203
Materials	—	40,729,485	0	*	40,729,485
Utilities	—	12,227,004	3,260,099		15,487,103
Other corporate bonds & notes	—	253,842,482	—		253,842,482
Collateralized mortgage obligations	—	551,236	—		551,236
Convertible bonds & notes	—	1,252,133	—		1,252,133
Senior loans:
Consumer discretionary	—	766,866	2,426,800		3,193,666
Consumer staples	—	—	559,625		559,625
Energy	—	—	1,038,034		1,038,034
Health care	—	1,331,437	1,008,576		2,340,013
Other senior loans	—	3,376,901	—		3,376,901
Common stocks:
Consumer discretionary	$1,324,287	—	0	*	1,324,287
Energy	—	—	2,841,777		2,841,777
Health care	—	—	1,336,300		1,336,300
Industrials	1,088,565	—	812,768		1,901,333
Other common stocks	5,549,369	—	—		5,549,369
Convertible preferred stocks	—	808,212	—		808,212
Preferred stocks	8,016,570	—	—		8,016,570
Warrants	—	544,340	—		544,340

Total long-term investments	$15,978,791	$442,092,892	$15,556,721		$473,628,404

Short-term investments†	—	13,800,000	—		13,800,000

Total investments	$15,978,791	$455,892,892	$15,556,721		$487,428,404

Other financial instruments:
Forward foreign currency contracts	—	$44,244	—		$44,244

Total	$15,978,791	$455,937,136	$15,556,721		$487,472,648

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$18,121	—		$18,121

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

At June 30, 2015, securities valued at $808,212 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

						CONVERTIBLE BONDS & NOTES
	CORPORATE BONDS & NOTES

INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INDUSTRIALS	MATERIALS		UTILITIES	MATERIALS	TOTAL
Balance as of September 30, 2014	$1,768,140	—	$0	*	$0 *	$1,079,000	$2,847,140
Accrued premiums/discounts	20,604	—	—		—	—	20,604
Realized gain (loss)	3,853	—	—		(210,492)	—	(206,639)
Change in unrealized appreciation (depreciation)[1]	11,376	—	—		212,676	(313,744)	(89,692)
Purchases	123,578	—	—		—	104,939	228,517
Sales	(326,789)	—	—		(2,184)	—	(328,973)
Transfers into Level 3[2]	—	$671,980	—		3,260,099	—	3,932,079
Transfers out of Level 3[3]	—	—	—		—	(870,195)	(870,195)

Balance as of June 30, 2015	$1,600,762	$671,980	$0	*	$3,260,099	—	$5,532,841

Net change in unrealized appreciation
(depreciation) for investments in securities still held at June 30, 2015[1]	$19,349	—	—		—	—	$19,349

	SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	TOTAL
Balance as of September 30, 2014	$463,846	—	—	—	$463,846
Accrued premiums/discounts	—	—	$1,783	—	1,783
Realized gain (loss)	—	—	128	—	128
Change in unrealized appreciation (depreciation)[1]	16,500	—	(1,777)	$1,326	16,049
Purchases	1,094,500	—	1,043,250	1,007,250	3,145,000
Sales	(463,846)	—	(5,350)	—	(469,196)
Transfers into Level 3[2]	1,315,800	$559,625	—	—	1,875,425
Transfers out of Level 3	—	—	—	—	—

Balance as of June 30, 2015	$2,426,800	$559,625	$1,038,034	$1,008,576	$5,033,035

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2015[1]	$16,500	—	$(1,777)	$1,326	$16,049

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY		ENERGY	HEALTH CARE	INDUSTRIALS	TOTAL
Balance as of September 30, 2014	$0	*	$2,537,705	$772,800	$3,014,016	$6,324,521
Accrued premiums/discounts	—		—	—	—	—
Realized gain (loss)	—		—	—	—	—
Change in unrealized appreciation (depreciation)[1]	—		304,072	563,500	(2,201,248)	(1,333,676)
Purchases	—		—	—	—	—
Sales	—		—	—	—	—
Transfers into Level 3	—		—	—	—	—
Transfers out of Level 3	—		—	—	—	—

Balance as of June 30, 2015	$0	*	$2,841,777	$1,336,300	$812,768	$4,990,845

Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2015[1]	—		$304,072	$563,500	$(2,201,248)	$(1,333,676)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,666,410
Gross unrealized depreciation	(24,965,163)

Net unrealized depreciation	$(5,298,753)

At June 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	660,000	USD	754,247	Citibank, N.A.	8/13/15	$(18,035)
USD	3,082,162	EUR	2,732,123	Citibank, N.A.	8/13/15	34,554
USD	211,854	EUR	190,000	Citibank, N.A.	8/13/15	(86)
USD	1,912,707	EUR	1,706,017	Royal Bank of Scotland PLC	8/13/15	9,690

Total						$26,123

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015